Postretirement Benefit Plans (Cost of Pension Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Plan amendments	$ 586
Prior service cost amortization	(573)
Net actuarial (gain) loss amortization	2,620
Net curtailment / other gain	(113)
Pension plans cost	4,016
Actuarial loss (gain)	290
Principal pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost amortization	(214)
Net actuarial (gain) loss amortization	2,565
Net curtailment / other gain	(65)
Other Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost amortization	(6)
Net actuarial (gain) loss amortization	205
Net curtailment / other gain	0
Principal Retiree Health and Life Insurance Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost amortization	(353)
Net actuarial (gain) loss amortization	(150)
Net curtailment / other gain	(48)
Pension Benefit Plan [Member] | Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	1,608	$ 1,970	$ 1,779
Prior service cost amortization	220	253	287
Expected return on plan assets	(3,979)	(4,163)	(4,394)
Interest cost on benefit obligation	3,332	2,983	2,993
Net actuarial (gain) loss amortization	2,770	4,007	3,701
Net curtailment / other gain	65	0	0
Pension plans cost	4,016	5,050	4,366
Pension Benefit Plan [Member] | Principal pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	(21,105)	(11,555)
Pension Benefit Plan [Member] | Principal pension plans [Member] | Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	1,205	1,535	1,387
Prior service cost amortization	214	246	279
Expected return on plan assets	(3,190)	(3,500)	(3,768)
Interest cost on benefit obligation	2,745	2,460	2,479
Net actuarial (gain) loss amortization	2,565	3,664	3,421
Net curtailment / other gain	65	0	0
Pension plans cost	3,604	4,405	3,798
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	(3,533)	(2,459)
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member] | Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	403	435	392
Prior service cost amortization	6	7	8
Expected return on plan assets	(789)	(663)	(626)
Interest cost on benefit obligation	587	523	514
Net actuarial (gain) loss amortization	205	343	280
Net curtailment / other gain	0	0	0
Pension plans cost	412	645	568
Retiree Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	71	1,667
Retiree Benefit Plan [Member] | Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	164	229	219
Prior service cost amortization	353	393	518
Expected return on plan assets	(50)	(60)	(73)
Interest cost on benefit obligation	424	410	491
Net actuarial (gain) loss amortization	(150)	(45)	32
Net curtailment / other gain	48	0	(101)
Pension plans cost	$ 789	$ 927	$ 1,086